LOANS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
LOANS [Abstract]
Schedule of Performing and Non-Performing Loans

Performing and non-performing loans by category were as follows as of June 30, 2014 and December 31, 2013 (in thousands):

	Performing	Non- Performing*	Total
June 30, 2014:
Commercial, financial and agricultural	$96,312	$704	$97,016
Real estate - construction	47,863	865	48,728
Real estate - mortgage	421,237	6,625	427,862
Installment loans to individuals	24,341	37	24,378
All other loans	13,249	0	13,249
Total	$603,002	$8,231	$611,233
December 31, 2013:
Commercial, financial and agricultural	$81,089	$668	$ 81,757
Real estate - construction	46,313	646	46,959
Real estate - mortgage	406,082	7,153	413,235
Installment loans to individuals	24,743	64	24,807
All other loans	13,477	-	13,477
Total	$ 571,704	$8,531	$580,235

_________________

*Non-Performing loans consist of loans that are on non-accrual status and loans 90 days past due and still accruing interest.

Performing and non-performing loans by category were as follows as of December 31, 2013 and 2012 (in thousands):

	Performing	Non- Performing*	Total
December 31, 2013:
Commercial, financial and agricultural	$ 81,089	$ 668	$ 81,757
Real estate - construction	46,313	646	46,959
Real estate - mortgage	406,082	7,153	413,235
Installment loans to individuals	24,743	64	24,807
All other loans	13,478	-	13,478
Total	$ 571,705	$ 8,531	$ 580,236

December 31, 2012:
Commercial, financial and agricultural	$ 72,846	$ 1,168	$ 74,014
Real estate - construction	39,772	726	40,498
Real estate - mortgage	390,709	6,929	397,638
Installment loans to individuals	25,336	92	25,428
All other loans	11,874	-	11,874
Total	$ 540,537	$ 8,915	$ 549,452
_________________
* Non-Performing loans consist of loans that are on non-accrual status and loans 90 days past due and still accruing interest.

Schedule of Loans by Aging Categories

An aging analysis of loans outstanding by category as of June 30, 2014 and December 31, 2013 was as follows (in thousands):

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days and Accruing
As of June 30, 2014:
Commercial, financial and agricultural	$ 78	$ 36	$628	$ 742	$96,274	$97,016	$ 75
Real estate - construction	22	0	322	344	48,384	48,728	262
Real estate - mortgage	3,552	403	4,780	8,735	419,127	427,862	1,274
Installment loans to individuals	83	53	0	136	24,242	24,378	0
All other loans	0	0	0	0	13,249	13,249	0
Total	$3,735	$492	$5,730	$9,957	$601,276	$611,233	$1,611

As of December 31, 2013:
Commercial, financial and agricultural	$305	$117	$596	$1,018	$80,739	$81,757	$-
Real estate - construction	263	25	53	341	46,618	46,959	53
Real estate - mortgage	3,157	2,116	2,845	8,118	405,117	413,235	88
Installment loans to individuals	99	3	13	115	24,692	24,807	8
All other loans	-	-	-	-	13,477	13,477	-
Total	$3,824	$2,261	$3,507	$9,592	$570,643	$580,235	$149

An aging analysis of loans outstanding by category as of December 31, 2013 and 2012 was as follows (in thousands):

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days and Accruing
As of December 31, 2013:
Commercial, financial and agricultural	$ 305	$ 117	$ 596	$ 1,018	$ 80,739	$ 81,757	$ -
Real estate - construction	263	25	53	341	46,618	46,959	53
Real estate - mortgage	3,157	2,116	2,845	8,118	405,117	413,235	88
Installment loans to individuals	99	3	13	115	24,692	24,807	8
All other loans	-	-	-	-	13,478	13,478	-
Total	$ 3,824	$ 2,261	$ 3,507	$ 9,592	$ 570,644	$ 580,236	$ 149

As of December 31, 2012:
Commercial, financial and agricultural	$ 868	$ 283	$ 825	$ 1,976	$ 72,038	$ 74,014	$ 55
Real estate - construction	-	-	104	104	40,394	40,498	53
Real estate - mortgage	1,941	641	2,027	4,609	393,029	397,638	261
Installment loans to individuals	137	51	23	211	25,217	25,428	10
All other loans	-	-	-	-	11,874	11,874	-
Total	$ 2,946	$ 975	$ 2,979	$ 6,900	$ 542,552	$ 549,452	$ 379

Schedule of Nonaccrual Loans

Loans on non-accrual status as of June 30, 2014 and December 31, 2013 by category were as follows (in thousands):

	June 30, 2014	December 31, 2013
Commercial, financial and agricultural	$ 629	$ 668
Real estate - construction	603	593
Real estate - mortgage	5,351	7,065
Installment loans to individuals	37	56
All other loans	-	-
Total	$6,620	$8,382

Non-accrual loans as of December 31, 2013 and 2012 by category were as follows (in thousands):

	2013	2012
Commercial, financial and agricultural	$ 668	$ 1,113
Real estate - construction	593	673
Real estate - mortgage	7,065	6,668
Installment loans to individuals	56	82
All other loans	-	-
Total	$8,382	$8,536

Schedule of Loans by Internal Risk Rating By Category

Loans by internal risk rating by category as of June 30, 2014 and December 31, 2013 were as follows (in thousands):

	Grades 1-4	Grade 5	Grades 6-8	Total
June 30, 2014:
Commercial, financial and agricultural	$ 96,284	$ 0	$ 732	$ 97,016
Real estate - construction	45,275	378	3,075	48,728
Real estate - mortgage	409,607	1,984	16,271	427,862
Installment loans to individuals	24,270	-	108	24,378
All other loans	13,249	-	-	13,249
Total	$ 588,685	$2,362	$20,186	$611,233

December 31, 2013:
Commercial, financial and agricultural	$ 80,639	$ 267	$ 851	$ 81,757
Real estate - construction	42,486	611	3,862	46,959
Real estate - mortgage	394,749	1,645	16,841	413,235
Installment loans to individuals	24,662	-	145	24,807
All other loans	13,477	-	-	13,477
Total	$556,013	$2,523	$ 21,699	$ 580,235

Loans by internal risk rating by category as of December 31, 2013 and 2012 were as follows (in thousands):

	Grades 1-4	Grade 5	Grades 6-8	Total
December 31, 2013:
Commercial, financial and agricultural	$ 80,639	$ 267	$ 851	$ 81,757
Real estate - construction	42,486	611	3,862	46,959
Real estate - mortgage	394,749	1,645	16,841	413,235
Installment loans to individuals	24,662	-	145	24,807
All other loans	13,478	-	-	13,478
Total	$556,014	$2,523	$21,699	$580,236

December 31, 2012:
Commercial, financial and agricultural	$ 72,099	$ 265	$ 1,650	$ 74,014
Real estate - construction	37,743	1,354	1,401	40,498
Real estate - mortgage	377,192	2,903	17,543	397,638
Installment loans to individuals	25,271	8	149	25,428
All other loans	11,874	-	-	11,874
Total	$524,179	$4,530	$20,743	$549,452

Schedule of Impaired Loans

Information regarding the Company's impaired loans for the quarter ended June 30, 2014 and 2013 is as follows (in thousands):

	Recorded Investment	Unpaid Principal Balance	Specific Allowance	Average Recorded Investment	Interest Income Recognized
June 30, 2014:
With no specific allocation recorded:
Commercial, financial and agricultural	$ -	$ -	N/A	$ 8	$ -
Real estate - construction	209	209	N/A	284	-
Real estate - mortgage	1,435	1,476	N/A	1,458	16
Installment loans to individuals	7	11	N/A	-	-
All other loans	0	0	N/A	-	-
With allocation recorded:
Commercial, financial and agricultural	$ 500	$ 500	$ 50	$ 500	$ -
Real estate - construction	76	76	75	82	-
Real estate - mortgage	2,549	2,703	563	4,056	4
Installment loans to individuals	-	-	-	-	-
All other loans	-	-	-	-	-
Total:
Commercial, financial and agricultural	$ 500	$ 500	$ 50	$ 508	$ -
Real estate - construction	285	285	75	366	-
Real estate - mortgage	3,984	4,179	563	5,514	20
Installment loans to individuals	7	11	-	-	-
All other loans	-	-	-	-	-

June 30, 2013
With no specific allocation recorded:
Commercial, financial and agricultural	$ -	$ -	N/A	$ 948	$ -
Real estate - construction	447	447	N/A	195	6
Real estate - mortgage	3,798	3,798	N/A	5,661	20
Installment loans to individuals	5	5	N/A	4	-
All other loans	-	-	N/A	-	-
With allocation recorded:
Commercial, financial and agricultural	$ 777	$ 777	$ 289	$ 948	$ -
Real estate - construction	106	106	95	195	-
Real estate - mortgage	5,170	5,170	1,219	5,661	4
Installment loans to individuals	13	13	-	4	-
All other loans	-	-	3	-	-
Total:
Commercial, financial and agricultural	$777	$ 777	$ 289	$ 1,896	$ -
Real estate - construction	553	553	95	390	6
Real estate - mortgage	8,968	8,968	1,219	11,322	24
Installment loans to individuals	18	18	-	8	-
All other loans	-	-	3	-	-

Information regarding the Company's impaired loans for the years ended December 31, 2013 and 2012 is as follows (in thousands):

	Recorded Investment	Unpaid Principal Balance	Specific Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2013:
With no specific allocation recorded:
Commercial, financial and agricultural	$ -	$ -	N/A	$ 28	$ -
Real estate - construction	430	430	N/A	592	12
Real estate - mortgage	1,361	1,361	N/A	2,275	8
Installment loans to individuals	15	15	N/A	7	1
All other loans	-	-	N/A	-	-
With allocation recorded:
Commercial, financial and agricultural	$ 500	$ 500	$ 50	$ 757	$ -
Real estate - construction(1)	88	88	90	222	-
Real estate - mortgage(2)	5,105	5,105	847	5,548	-
Installment loans to individuals	-	-	-	30	-
All other loans	-	-	-	-	-
Total:
Commercial, financial and agricultural	$ 500	$ 500	$ 50	$ 785	$ -
Real estate - construction	518	518	90	814	12
Real estate - mortgage	6,466	6,466	847	7,823	8
Installment loans to individuals	15	15	-	37	1
All other loans	-	-	-	-	-

December 31, 2012:
With no specific allocation recorded:
Commercial, financial and agricultural	$ 35	$ 35	N/A	$ 35	$ -
Real estate - construction	458	458	N/A	281	14
Real estate - mortgage	951	951	N/A	778	24
Installment loans to individuals	7	7	N/A	3	-
All other loans	-	-	N/A	-	-
With allocation recorded:
Commercial, financial and agricultural	$ 985	$ 985	$ 283	$ 571	$ 6
Real estate - construction	368	368	295	865	-
Real estate - mortgage	5,905	5,905	874	6,038	13
Installment loans to individuals	-	-	-	159	-
All other loans	-	-	-	-	-
Total:
Commercial, financial and agricultural	$1,020	$ 1,020	$ 283	$ 606	$ 6
Real estate - construction	826	826	295	1,146	14
Real estate - mortgage	6,856	6,856	874	6,816	37
Installment loans to individuals	7	7	-	162	-
All other loans	-	-	-	-	-

(1)       Impaired total for this category includes troubled debt restructurings with recorded investment totaling approximately $88,000 and a specific allowance of approximately $90,000.

(2)       Impaired total for this category includes troubled debt restructurings with recorded investment totaling approximately $2.6 million and a specific allowance of approximately $312,000.

Schedules of Loans Restructured and Recorded Investment and Number of Modifications for Modified Loans

Loans that were restructured as of June 30, 2014 consisted of the following (dollars in thousands):

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled debt restructurings:
Commercial, financial and agricultural	7	$474	$346
Real estate - construction	7	1,198	957
Real estate - mortgage	25	4,739	4,113
Installment loans to individuals	18	140	67
All other loans	0	0	0
Total	57	$6,551	$5,483

Loans that were restructured during the year ended December 31, 2013 consisted of the following (dollars in thousands):

	2013
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled debt restructurings:
Commercial, financial and agricultural	3	$ 174	$ 134
Real estate - construction	6	1,080	923
Real estate - mortgage	15	4,031	3,682
Installment loans to individuals	11	91	71
All other loans	-	-	-
Total	35	$5,376	$4,810

Modification of the terms of the TDRs reported in the above table did not have a material impact on the consolidated financial statements or to the overall risk profile of the loan portfolio.  TDRs modified that re-defaulted in the year ended December 31, 2013 consisted of the following (dollars in thousands):

	Number of Contracts	Recorded Investment

Commercial, financial and agricultural	1	$ 2
Real estate - construction	0	-
Real estate - mortgage	3	98
Installment loans to individuals	0	-
All other loans	0	-
Total	4	$ 100